SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT REPORTING
Summary of the Company's segment net sales, gross profit and segment margin

	Years ended December 31,
Net Sales by Segment	2012	% of net sales	2011	% of net sales	2010	% of net sales
	(in thousands, except percentages)
Equipment	$160,688	86%	$285,493	89%	$251,134	86%
Services—Equipment Based Services	25,784	14%	34,539	11%	40,401	14%
—Operational Support Services	256	0%	544	0%	—	0%

Total Sales	$186,728	100%	$320,576	100%	$291,535	100%

	Years ended December 31,
Gross profit by Segment	2012	Gross profit %	2011	Gross profit %	2010	Gross profit %
	(in thousands, except percentages)
Equipment	$64,835	40%	$107,030	37%	$57,567	23%
Services—Equipment Based Services	3,546	14%	9,271	27%	12,671	31%
—Operational Support Services	(223)	-87%	(1,967)	-362%	—	0%

Total Gross profit	$68,158	37%	$114,334	36%	$70,238	24%

	Years ended December 31,
Segment Margin and Operating Loss	2012	2011	2010
	(in thousands)
Equipment	$34,661	$72,598	$15,850
Services—Equipment Based Services	3,524	9,162	13,174
—Operational Support Services	(7,420)	(9,806)	(206)

Total segment margin	30,765	71,954	28,818

General and Corporate	(63,351)	(51,155)	(102,540)

Operating Income (Loss)	$(32,586)	$20,799	$(73,722)

Schedule of sales data by geographical area

	Years Ended December 31,
	2012	% of net sales	2011	% of net sales	2010	% of net sales
	(in thousands, except percentages)
Net Sales by Region
China	$38,544	21%	$157,564	49%	$166,621	57%
Japan	99,367	53%	96,257	30%	48,217	17%
India	23,992	13%	30,789	10%	31,426	11%
United States	—	0%	—	0%	5,903	2%
Other	24,825	13%	35,966	11%	39,368	13%

Total	$186,728	100%	$320,576	100%	$291,535	100%

Schedule of long-lived assets, consisting of property, plant and equipment, by geographical area

	December 31,
	2012	2011
	(in thousands)
United States	$—	$34
China	7,729	11,339
Other	1,137	826

Total long-lived assets	$8,866	$12,199